Partners' Equity - Increasing percentage of cash distributions (Details)	6 Months Ended
Jun. 30, 2026 $ / shares
Total Quarterly Distribution Target Amount | Minimum Quarterly Distribution
Partners' Equity:
Distribution target amount per unit	$ 0.365
Total Quarterly Distribution Target Amount | First Target Distribution | Maximum
Partners' Equity:
Distribution target amount per unit	0.42
Total Quarterly Distribution Target Amount | Second Target Distribution | Minimum
Partners' Equity:
Distribution target amount per unit	0.42
Total Quarterly Distribution Target Amount | Second Target Distribution | Maximum
Partners' Equity:
Distribution target amount per unit	0.456
Total Quarterly Distribution Target Amount | Third Target Distribution | Minimum
Partners' Equity:
Distribution target amount per unit	0.456
Total Quarterly Distribution Target Amount | Third Target Distribution | Maximum
Partners' Equity:
Distribution target amount per unit	0.548
Total Quarterly Distribution Target Amount | Thereafter | Minimum
Partners' Equity:
Distribution target amount per unit	$ 0.548
Unitholders | Minimum Quarterly Distribution
Partners' Equity:
Percentage allocations of the additional available cash	99.90%
Unitholders | First Target Distribution
Partners' Equity:
Percentage allocations of the additional available cash	99.90%
Unitholders | Second Target Distribution
Partners' Equity:
Percentage allocations of the additional available cash	85.00%
Unitholders | Third Target Distribution
Partners' Equity:
Percentage allocations of the additional available cash	75.00%
Unitholders | Thereafter
Partners' Equity:
Percentage allocations of the additional available cash	50.00%
General Partner | Minimum
Partners' Equity:
Percentage allocations of the additional available cash	0.10%
General Partner | Minimum Quarterly Distribution
Partners' Equity:
Percentage allocations of the additional available cash	0.10%
General Partner | First Target Distribution
Partners' Equity:
Percentage allocations of the additional available cash	0.10%
General Partner | Second Target Distribution
Partners' Equity:
Percentage allocations of the additional available cash	0.10%
General Partner | Third Target Distribution
Partners' Equity:
Percentage allocations of the additional available cash	0.10%
General Partner | Thereafter
Partners' Equity:
Percentage allocations of the additional available cash	0.10%
Holders of IDRs | Minimum Quarterly Distribution
Partners' Equity:
Percentage allocations of the additional available cash	0.00%
Holders of IDRs | First Target Distribution
Partners' Equity:
Percentage allocations of the additional available cash	0.00%
Holders of IDRs | Second Target Distribution
Partners' Equity:
Percentage allocations of the additional available cash	14.90%
Holders of IDRs | Third Target Distribution
Partners' Equity:
Percentage allocations of the additional available cash	24.90%
Holders of IDRs | Thereafter
Partners' Equity:
Percentage allocations of the additional available cash	49.90%